Taxation - Income tax expense - Total income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting and taxable income
Deferred tax	€ (162)	€ (75)	€ (140)
Current tax	277	306	183
Income tax expense	€ 115	€ 231	€ 43	[1]

[1]	(See Note 2.d)